Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Select Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.6%
Communication Services — 2.2%
Entertainment — 1.3%
Live Nation Entertainment Inc.	242,659	$35,294,751 *
ROBLOX Corp., Class A Shares	134,200	8,824,992 *
Total Entertainment		44,119,743
Interactive Media & Services — 0.9%
Reddit Inc., Class A Shares	180,400	32,520,708 *

Total Communication Services		76,640,451
Consumer Discretionary — 9.5%
Broadline Retail — 4.5%
Global-e Online Ltd.	1,055,224	38,568,437 *
MercadoLibre Inc.	54,532	117,123,285 *
Total Broadline Retail		155,691,722
Hotels, Restaurants & Leisure — 1.5%
Expedia Group Inc.	153,936	40,768,410
Wingstop Inc.	43,600	11,572,748
Total Hotels, Restaurants & Leisure		52,341,158
Specialty Retail — 3.5%
Burlington Stores Inc.	194,669	57,594,770 *
Lowe’s Cos. Inc.	235,097	62,785,005
Total Specialty Retail		120,379,775

Total Consumer Discretionary		328,412,655
Consumer Staples — 7.5%
Beverages — 1.5%
Monster Beverage Corp.	620,420	50,105,119 *
Consumer Staples Distribution & Retail — 5.8%
Casey’s General Stores Inc.	162,005	98,256,033
Grocery Outlet Holding Corp.	1,101,300	10,495,389 *
Performance Food Group Co.	971,687	92,747,524 *
Total Consumer Staples Distribution & Retail		201,498,946
Food Products — 0.2%
Premium Brands Holdings Corp.	120,000	8,248,816

Total Consumer Staples		259,852,881
Energy — 4.0%
Energy Equipment & Services — 2.2%
Baker Hughes Co.	1,332,794	74,689,776
Oil, Gas & Consumable Fuels — 1.8%
Diamondback Energy Inc.	151,900	24,904,005
Expand Energy Corp.	324,690	36,498,403
Total Oil, Gas & Consumable Fuels		61,402,408

Total Energy		136,092,184
Financials — 5.9%
Banks — 0.4%
Wintrust Financial Corp.	90,300	13,318,347
Capital Markets — 4.6%
Charles Schwab Corp.	645,200	67,049,184
Intercontinental Exchange Inc.	321,700	55,905,026
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
KKR & Co. Inc.	299,843	$34,260,061
Total Capital Markets		157,214,271
Financial Services — 0.9%
Shift4 Payments Inc., Class A Shares	534,000	31,527,360 *

Total Financials		202,059,978
Health Care — 10.5%
Biotechnology — 4.0%
Argenx SE, ADR	57,500	48,328,750 *
Caris Life Sciences Inc.	424,563	9,832,879 *
Regeneron Pharmaceuticals Inc.	52,000	38,555,400
TG Therapeutics Inc.	417,200	12,278,196 *
Vertex Pharmaceuticals Inc.	62,600	29,415,740 *
Total Biotechnology		138,410,965
Health Care Equipment & Supplies — 2.0%
Insulet Corp.	190,913	48,837,455 *
Penumbra Inc.	59,000	21,132,030 *
Total Health Care Equipment & Supplies		69,969,485
Health Care Providers & Services — 2.0%
HealthEquity Inc.	537,186	46,020,724 *
Surgery Partners Inc.	1,594,774	23,698,342 *
Total Health Care Providers & Services		69,719,066
Health Care Technology — 0.6%
Doximity Inc., Class A Shares	569,138	21,325,601 *
Life Sciences Tools & Services — 1.9%
Charles River Laboratories International Inc.	243,548	51,261,983 *
Medpace Holdings Inc.	20,700	12,057,336 *
Total Life Sciences Tools & Services		63,319,319

Total Health Care		362,744,436
Industrials — 16.3%
Aerospace & Defense — 4.3%
Beta Technologies Inc., Class A Shares	319,434	6,867,831 *
Kratos Defense & Security Solutions Inc.	248,300	25,577,383 *
L3Harris Technologies Inc.	287,503	98,570,403
York Space Systems Inc.	535,869	18,192,753 *
Total Aerospace & Defense		149,208,370
Air Freight & Logistics — 1.0%
GXO Logistics Inc.	621,825	35,189,077 *
Building Products — 0.7%
Trex Co. Inc.	552,485	22,883,928 *
Commercial Services & Supplies — 4.6%
Casella Waste Systems Inc., Class A Shares	240,100	24,221,288 *
Clean Harbors Inc.	85,200	22,144,332 *
Copart Inc.	1,304,540	52,938,233 *
Waste Connections Inc.	345,300	57,872,280
Total Commercial Services & Supplies		157,176,133
Construction & Engineering — 2.3%
Comfort Systems USA Inc.	60,900	69,553,890
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Construction & Engineering — continued
WillScot Holdings Corp.	512,960	$10,274,589
Total Construction & Engineering		79,828,479
Electrical Equipment — 1.6%
Vertiv Holdings Co., Class A Shares	285,283	53,113,989
Ground Transportation — 0.3%
XPO Inc.	63,300	9,375,363 *
Professional Services — 0.6%
Verisk Analytics Inc.	96,600	21,006,636
Trading Companies & Distributors — 0.9%
United Rentals Inc.	40,600	31,751,636

Total Industrials		559,533,611
Information Technology — 37.2%
Electronic Equipment, Instruments & Components — 1.1%
Coherent Corp.	180,400	38,277,272 *
IT Services — 2.7%
Shopify Inc., Class A Shares	621,069	81,502,885 *
Wix.com Ltd.	139,900	12,148,916 *
Total IT Services		93,651,801
Semiconductors & Semiconductor Equipment — 10.8%
ASM International NV	21,000	17,636,511 (a)
Lam Research Corp.	328,100	76,598,226
Lattice Semiconductor Corp.	191,100	15,387,372 *
NVIDIA Corp.	1,365,009	260,894,170
Total Semiconductors & Semiconductor Equipment		370,516,279
Software — 17.3%
AppLovin Corp., Class A Shares	144,300	68,269,773 *
Autodesk Inc.	136,400	34,491,468 *
Brain Corp.	263,750	833,263 *(a)(b)(c)
Databricks Inc., Series H	217,734	41,369,460 *(a)(b)(c)
Databricks Inc., Series I	89,795	17,061,050 *(a)(b)(c)
Databricks Inc., Series J	200,724	38,137,560 *(a)(b)(c)
DataRobot Inc., Series F	279,847	565,195 *(a)(b)(c)
DocuSign Inc.	678,660	35,656,796 *
Fortinet Inc.	496,975	40,384,189 *
HubSpot Inc.	12,338	3,454,640 *
Microsoft Corp.	391,400	168,415,506
Netskope Inc., Class A Shares	501,672	7,449,829 *
OpenAI LLC	18,124	8,629,290 *(a)(b)(c)
Rubrik Inc., Class A Shares	182,700	10,222,065 *
SailPoint Inc.	468,892	7,356,915 *
SentinelOne Inc., Class A Shares	976,661	13,653,721 *
ServiceNow Inc.	611,640	71,567,996 *
Sprout Social Inc., Class A Shares	494,511	4,475,325 *
Varonis Systems Inc.	734,610	21,920,762 *
Total Software		593,914,803
Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	626,344	162,523,741
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Select Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Technology Hardware, Storage & Peripherals — continued
GPGI Inc.			912,958	$21,518,420 *
Total Technology Hardware, Storage & Peripherals				184,042,161

Total Information Technology				1,280,402,316
Materials — 1.3%
Construction Materials — 1.3%
Vulcan Materials Co.			154,100	46,313,214

Real Estate — 2.8%
Real Estate Management & Development — 2.0%
CBRE Group Inc., Class A Shares			411,871	70,153,988 *
Specialized REITs — 0.8%
SBA Communications Corp.			140,857	25,933,182

Total Real Estate				96,087,170
Utilities — 0.4%
Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.			76,300	12,082,105

Total Common Stocks (Cost — $1,935,813,855)				3,360,221,001
	Rate	Maturity Date	Face Amount
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Entertainment — 0.8%
Live Nation Entertainment Inc., Senior Notes (Cost — $18,936,381)	3.125%	1/15/29	$18,356,000	27,058,580
			Shares
Preferred Stocks — 0.7%
Health Care — 0.7%
Life Sciences Tools & Services — 0.7%
Sartorius AG	0.314%		84,400	23,589,207 (a)(d)

Information Technology — 0.0%††
Software — 0.0%††
Brain Corp.	—		631,998	1,996,667 *(a)(b)(c)

Total Preferred Stocks (Cost — $22,306,465)				25,585,874
Total Investments before Short-Term Investments (Cost — $1,977,056,701)				3,412,865,455

Short-Term Investments — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%		9,802,349	9,802,349 (e)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%		9,802,348	9,802,348 (e)(f)

Total Short-Term Investments (Cost — $19,604,697)				19,604,697
Total Investments — 99.7% (Cost — $1,996,661,398)				3,432,470,152
Other Assets in Excess of Liabilities — 0.3%				10,061,165
Total Net Assets — 100.0%				$3,442,531,317

See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

 ClearBridge Select Fund
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	The rate shown represents the yield as of January 31, 2026.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $9,802,348 and the cost was $9,802,348 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Select Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”). This may include using an independent third party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Select Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$1,156,169,987	$17,636,511	$106,595,818	$1,280,402,316
Other Common Stocks	2,079,818,685	—	—	2,079,818,685
Convertible Bonds & Notes	—	27,058,580	—	27,058,580
Preferred Stocks:
Health Care	—	23,589,207	—	23,589,207
Information Technology	—	—	1,996,667	1,996,667
Total Long-Term Investments	3,235,988,672	68,284,298	108,592,485	3,412,865,455
Short-Term Investments†	19,604,697	—	—	19,604,697
Total Investments	$3,255,593,369	$68,284,298	$108,592,485	$3,432,470,152

*
As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of October 31, 2025	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Common Stocks:
Information Technology	$86,082,744	—	—	$20,513,074	—
Preferred Stocks:
Information Technology	2,686,240	—	—	(689,573)	—
Convertible Preferred Stocks:
Health Care	12,995,000	—	—	—	—
Total	$101,763,984	—	—	$19,823,501	—

ClearBridge Select Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2026	Net change in unrealized appreciation (depreciation) for investments in securities still held at January 31, 2026[1]
Common Stocks:
Information Technology	—	—	—	$106,595,818	$20,513,074
Preferred Stocks:
Information Technology	—	—	—	1,996,667	(689,573)
Convertible Preferred Stocks:
Health Care	$(12,995,000)	—	—	—	—
Total	$(12,995,000)	—	—	$108,592,485	$19,823,501

[1]
Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 1/31/26 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stocks	$96,568	Recent transaction	Transaction price	N/A	Increase
* This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$23,391,947	$74,795,827	74,795,827	$88,385,426	88,385,426

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$177,962	—	$9,802,348

ClearBridge Select Fund 2026 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	263,750	3/21	$1,152,587	$833,263	$3.16	0.02%
Brain Corp., Preferred Shares	631,998	4/20, 11/20	3,334,103	1,996,667	3.16	0.06
Databricks Inc., Series H, Common Shares	217,734	8/21	15,999,994	41,369,460	190.00	1.20
Databricks Inc., Series I, Common Shares	89,795	9/23	6,599,933	17,061,050	190.00	0.49
Databricks Inc., Series J, Common Shares	200,724	12/24	18,566,970	38,137,560	190.00	1.11
DataRobot Inc., Series F, Common Shares	279,847	10/20	3,677,749	565,195	2.02	0.02
OpenAI LLC, Common Shares	18,124	10/25	7,793,320	8,629,290	476.13	0.25
Total			$57,124,656	$108,592,485		3.15%

ClearBridge Select Fund 2026 Quarterly Report